Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 239,539	$ 172,468	$ 102,812
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	55	248	662
Depreciation expense	40,210	42,200	38,975
Amortization of intangibles	17,467	10,342	7,539
Amortization of government grants	53	(213)	(349)
Amortization of gain on interest rate hedge	(41)
Stock compensation expense	33,317	22,742	14,220
Deferred taxes	3,157	(7,900)	(10,583)
Changes in assets and liabilities:
Increase in accounts receivable	(18,671)	(7,032)	(37,538)
Increase in unbilled revenue	(29,281)	(13,671)	(4,015)
Increase in other receivables	(14,519)	(4,259)	(1,638)
Increase in prepayments and other current assets	(8,631)	(3,574)	(898)
Increase in other non current assets	(55)	(2,264)	(1,146)
Increase/(decrease) in payments on account	34,644	(47,548)	76,066
(Decrease)/increase in other current liabilities	(26,266)	15,111	43,291
Increase in other non current liabilities	6,378	1,283	899
Increase/(decrease) in income taxes payable	(949)	3,021	(5,013)
Increase/(decrease) in accounts payable	3,124	(11,006)	(2,057)
Net cash provided by operating activities	279,531	169,948	221,227
Cash flows from investing activities:
Purchase of property, plant and equipment	(49,730)	(32,779)	(29,488)
Purchase of subsidiary undertakings and acquisition costs	(166,292)	(124,301)	(93,553)
Cash acquired with subsidiary undertaking	194	3,527	1,039
Sale of short term investments	25,250	102,565	109,795
Purchase of short term investments	(14,194)	(61,328)	(172,168)
Net cash used in investing activities	(204,772)	(112,316)	(184,375)
Cash flows from financing activities:
Drawdown of credit lines and facilities	851,500
Repayment of credit lines and facilities	(501,500)
Proceeds from the exercise of equity compensation	20,999	22,274	26,993
Share issuance costs	(8)	(20)	(70)
Excess tax benefit on exercise of equity compensation	1,905	2,404	1,651
Repurchase of ordinary shares	(457,892)	(140,030)
Share repurchase costs	(889)	(1,032)
Receipt of government grant			225
Repayment of government grant	(159)
Proceeds from interest rate hedge	4,658
Net cash (used in)/provided by financing activities	(81,386)	(116,404)	28,799
Effect of exchange rate movements on cash	(8,362)	(4,847)	2,821
Net (decrease)/increase in cash and cash equivalents	(14,989)	(63,619)	68,472
Cash and cash equivalents at beginning of year	118,900	182,519	114,047
Cash and cash equivalents at end of year	$ 103,911	$ 118,900	$ 182,519